11 Contract assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfContractAssetsLineItems [Line Items]
Contract Assets	R$ 4,051,384	R$ 3,433,230
Current	107,443	85,019
Noncurrent	3,943,941	3,348,211
Power Distribution Service Concession [Member]
SummaryOfContractAssetsLineItems [Line Items]
Contract Assets	844,284	640,500
Piped Gas Distribution Service Concession [Member]
SummaryOfContractAssetsLineItems [Line Items]
Contract Assets	26,734	25,718
Power Transmission Concession [Member]
SummaryOfContractAssetsLineItems [Line Items]
Contract Assets	R$ 3,180,366	R$ 2,767,012